SEGMENT REPORTING - Revenues by Geographical Region (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting as per geographical areas
Net sales	R$ 67,026,656	R$ 68,916,447	R$ 82,412,210
Total assets	86,814,493	74,885,144	73,798,652
Brazil
Segment reporting as per geographical areas
Net sales	29,267,373	27,734,290	36,416,581
Total assets	32,954,808	32,811,578	31,628,514
Latin America
Segment reporting as per geographical areas
Net sales	5,827,807	8,003,111	8,294,142
Total assets	9,161,644	7,386,237	9,895,251
North America
Segment reporting as per geographical areas
Net sales	31,931,476	33,179,046	37,701,487
Total assets	R$ 44,698,041	R$ 34,687,329	R$ 32,274,887